Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other non-current assets [Abstract]
Other non-current assets
(In US$ millions)	December 31, 2012	December 31, 2011
Other non-current assets consists of:
Deferred charges – long-term portion	74	65
Deferred tax effect of internal transfer of assets	140	149
Favorable contracts	-	2
Deferred mobilization costs – long-term portion	118	-
Other	70	18
Total other non-current assets	402	234

Deferred charges
(In US$ millions)	December 31, 2012	December 31, 2011

Debt arrangement fees	241	204
Accumulated amortization	(143)	(113)
Total book value	98	91
Less: Short-term portion	(24)	(26)
Long-term portion	74	65
Amortization for the period	30	31